111 West Monroe Street
                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
----------------------------------------                 F 312.701.2361
Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                December 17, 2014



 Securities and Exchange Commission
 100 F Street NE
 Washington D.C. 20549


     Re:                     TSC UITS 9 (the "Fund")
                       (File No. 333-200727) (CIK 1624834)
                       -----------------------------------

 Ladies/Gentlemen:

      Transmitted herewith on behalf of TSC Distributors, LLC, depositor and principal underwriter of the Fund, is the Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the "Securities Act") of units representing the ownership of interests in the Fund.

      We currently anticipate that the Registration Statement for the Fund will not contain disclosures which would render it ineligible to become effective pursuant to Rule 487 under the Securities Act of 1933.

      No notification of registration or registration statement under the Investment Company Act of 1940 (the "1940 Act") is currently being submitted to the Securities and Exchange Commission, as the filings under the 1940 Act File No. 811-22719 are intended to apply to this series of the Fund.

      Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

      If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                        Scott R. Anderson